Segment Reporting (Tables)	6 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of segment’s revenue and gross profit
	Six months ended September 30, 2022
	Healthcare products	Automobile	Online store	Internet information and advertising service	Consolidated
Revenues	$28,103,868	$16,037,762	$8,093,778	$754,600	$52,990,008
Cost	$(26,249,334)	$(15,722,861)	$(7,740,129)	$(747,818)	$(50,460,142)
Segment gross profit	$1,854,534	$314,901	$353,649	$6,782	$2,529,866
Segment gross profit margin	6.6%	2.0%	4.4%	0.9%	4.8%